Commitments and contingencies: (Details) (USD $)	0 Months Ended	12 Months Ended				0 Months Ended
	Jan. 02, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013 Stock options	Feb. 29, 2008 Calvin A. Wallen III mi	Feb. 29, 2008 Jon S. Ross mi	Jan. 14, 2011 Larry G. Badgley Stock options	Oct. 02, 2012 Larry G. Badgley Stock options
Commitments and contingencies
Base salary per year						$ 200,000	$ 150,000
Term of employment under the agreement						36 months	36 months
Extension period of term of employment upon the expiration of each month						1 month	1 month
Relocation distance for "Good Reason" termination						50	50
Stock options provided for grant (in shares)								288,667
Exercise price of shares available for grant (in dollars per share)								$ 1.20
Expiration period (in years)								5 years
Number of shares fully vested upon grant								15,667	273,000
Fair value of options on the date of grant					100,997			100,997
Office Lease
Offices lease term	9 months
Monthly rental fee	8,000
Minimum monthly rental for alternative office space		8,000
Rental expense		$ 96,000	$ 96,000	$ 61,374